Stock Option and Purchase Plans (Details 1) (Restricted Stock [Member], USD $)	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Restricted Stock [Member]
Summary of restricted stock activity under our stock incentive plan
Nonvested, Shares Beginning Balance	38,900	27,500	28,200
Granted, Shares	20,000	20,000	10,000
Vested, Shares	(9,300)	(8,600)	(9,000)
Forfeited, Shares	(200)		(1,700)
Nonvested, Shares Ending Balance	49,400	38,900	27,500
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 21.19	$ 29.90	$ 38.64
Granted, Weighted Average Grant Date Fair Value	$ 23.01	$ 20.66	$ 14.75
Vested, Weighted Average Grant Date Fair Value	$ 29.00	$ 47.78	$ 40.00
Forfeited, Weighted Average Grant Date Fair Value	$ 23.01		$ 32.28
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 20.45	$ 21.19	$ 29.90